Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
Finite Lived Intangible Assets Net [Abstract]
Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2017	$41,851	$(19,533)	22,318
Additions	—	(1,405)	(1,405)
Balance at June 30, 2018	$41,851	$(20,938)	$20,913

Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Favorable lease terms charter-out	$(703)	$(703)	$(1,405)	$(1,440)
Total	$(703)	$(703)	$(1,405)	$(1,440)

Aggregate Amortizations of Intangible Assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(6,858)	$(20,913)
Total	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(6,858)	$(20,913)